Borrowings, Movements on Groups Loans (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Borrowings, movements on groups loans [Abstract]
Beginning balance	$ 4,733.2
Draw downs	0.0	$ 1,490.8	$ 0.0	[1]
Repayments	(114.1)	(1,589.7)	(212.6)	[1]
Ending balance	4,608.0	4,733.2
Bank Loan Secured [Member]
Borrowings, movements on groups loans [Abstract]
Beginning balance	4,733.2	4,775.0
Draw downs	0.0	1,490.8
Repayments	(114.1)	(1,589.7)
Foreign exchange	(11.1)	57.1
Ending balance	4,608.0	4,733.2	4,775.0
Term Loan B-1 [Member]
Borrowings, movements on groups loans [Abstract]
Beginning balance	700.3	0.0
Draw downs	0.0	665.8
Repayments	(17.9)	0.0
Foreign exchange	(6.4)	34.5
Ending balance	676.0	700.3	0.0
Term Loan B-2 [Member]
Borrowings, movements on groups loans [Abstract]
Beginning balance	0.0	1,414.7
Draw downs	0.0	0.0
Repayments	0.0	(1,414.7)
Foreign exchange	0.0	0.0
Ending balance	0.0	0.0	1,414.7
Term Loan B-3 [Member]
Borrowings, movements on groups loans [Abstract]
Beginning balance	368.2	368.2
Draw downs	0.0	0.0
Repayments	(8.7)	0.0
Foreign exchange	0.0	0.0
Ending balance	359.5	368.2	368.2
Term Loan B-4 [Member]
Borrowings, movements on groups loans [Abstract]
Beginning balance	650.0	0.0
Draw downs	0.0	650.0
Repayments	(16.3)	0.0
Foreign exchange	0.0	0.0
Ending balance	633.7	650.0	0.0
Seattle Spinco Term Loan B [Member]
Borrowings, movements on groups loans [Abstract]
Beginning balance	2,486.3	2,486.3
Draw downs	0.0	0.0
Repayments	(58.4)	0.0
Foreign exchange	0.0	0.0
Ending balance	2,427.9	2,486.3	2,486.3
Euro Term Loan B [Member]
Borrowings, movements on groups loans [Abstract]
Beginning balance	528.4	505.8
Draw downs	0.0	0.0
Repayments	(12.8)	0.0
Foreign exchange	(4.7)	22.6
Ending balance	510.9	528.4	505.8
Revolving Facility [Member]
Borrowings, movements on groups loans [Abstract]
Beginning balance	0.0	0.0
Draw downs	0.0	175.0
Repayments	0.0	(175.0)
Foreign exchange	0.0	0.0
Ending balance	$ 0.0	$ 0.0	$ 0.0

[1]	In accordance with the requirements of IFRS 16 “Leases” the results for the Year ended October 31, 2019 have not been restated.